Short-Term and Long-Term Borrowings - Schedule of Debt (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Debt [Line Items]
Debt instrument term	1 year
Short-term borrowings	¥ 121,500	¥ 121,500	$ 16,961	¥ 163,000
Long-Term Debt	¥ 6,000	¥ 6,000		125,500
Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.45%	3.45%	3.45%
Secured bank loans				73,500
Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Unsecured bank loans	¥ 57,500	¥ 57,500		105,000
Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument term, Description		Within 12 months
Current portion of long-term borrowings	51,500	¥ 51,500		53,000
Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument term, Description		Within 12 months
Secured bank loans	70,000	¥ 70,000		110,000
Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument term, Description		Within 12 months
Current portion of long-term borrowings	¥ 51,500	¥ 51,500		¥ 53,000
Minimum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument term		1 year
Minimum [Member] | Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.30%	3.30%	3.30%
Debt instrument term		1 year
Minimum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.30%	3.30%	3.30%
Minimum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.00%	3.00%	3.00%
Minimum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.30%	3.30%	3.30%
Maximum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument term		2 years
Maximum [Member] | Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.55%	3.55%	3.55%
Debt instrument term		2 years
Maximum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.55%	3.55%	3.55%
Maximum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.35%	3.35%	3.35%
Maximum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.55%	3.55%	3.55%